Document and Entity Information (USD $)	3 Months Ended
	Aug. 31, 2010	Oct. 08, 2010	Oct. 07, 2010
Document and Entity Information:
Entity Registrant Name	Xun Energy, Inc.
Document Type	10-Q
Document Period End Date	Aug. 31, 2010
Amendment Flag	true
Amendment Description	XBRL AttachmentsC
Entity Central Index Key	0001435936
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		510,416,000
Entity Public Float			$ 11,041,600
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Dec. 20, 2007
Entity Information, Date to Change Former Legal or Registered Name	Jul. 20, 2010